AXS Income Opportunities Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 20.3%
	REITS — 19.7%
2,400	Alexandria Real Estate Equities, Inc. - REIT	$304,248
20,747	American Assets Trust, Inc. - REIT	467,015
27,300	Annaly Capital Management, Inc. - REIT	528,801
24,842	Armada Hoffler Properties, Inc. - REIT	307,296
15,001	Blackstone Mortgage Trust, Inc. - Class A - REIT	319,071
12,387	Boston Properties, Inc. - REIT	869,196
15,000	Brixmor Property Group, Inc. - REIT	349,050
24,953	CTO Realty Growth, Inc. - REIT	432,435
5,578	Gaming and Leisure Properties, Inc. - REIT	275,274
60,447	Global Medical REIT, Inc. - REIT	670,962
7,000	Kimco Realty Corp. - REIT	149,170
103,224	Macerich Co. - REIT[1]	1,592,746
76,554	Medical Properties Trust, Inc. - REIT	375,880
12,256	National Storage Affiliates Trust - REIT	508,256
12,076	Regency Centers Corp. - REIT	809,092
10,000	Sabra Health Care REIT, Inc. - REIT	142,700
3,498	Simon Property Group, Inc. - REIT	498,955
18,900	Spirit Realty Capital, Inc. - REIT	825,741
42,352	Starwood Property Trust, Inc. - REIT	890,239
31,203	VICI Properties, Inc. - REIT	994,752
41,530	Vornado Realty Trust - REIT[1]	1,173,222
7,771	WP Carey, Inc. - REIT	503,639
		12,987,740
	VENTURE CAPITAL — 0.6%
25,520	Newlake Capital Partners, Inc. - REIT	408,575
	TOTAL COMMON STOCKS
	(Cost $13,370,644)	13,396,315
	PREFERRED STOCKS — 89.3%
	COMMERCIAL SERVICES — 2.2%
36,380	Triton International Ltd. - Series C, 7.375%[2,3,4]	863,297
26,464	Triton International Ltd. - Series D, 6.875%[2,3,4]	596,234
		1,459,531
	REAL ESTATE — 1.2%
32,452	Seritage Growth Properties - Series A, 7.000%[1,2,4]	776,901
	REITS — 80.5%
116,199	AGNC Investment Corp. - Series C, 10.766% (3-Month Term SOFR + 537.26 basis points)[1,2,4,5]	2,885,221
26,077	AGNC Investment Corp. - Series D, 6.875% (3-Month USD Libor + 433.2 basis points)[1,2,4,5]	613,070
18,665	AGNC Investment Corp. - Series F, 6.125% (3-Month USD Libor + 469.7 basis points)[1,2,4,5]	406,150

AXS Income Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2023 (Unaudited)

Number of Shares		Value
	PREFERRED STOCKS (Continued)
	REITS (Continued)
66,316	American Homes 4 Rent - Series G, 5.875%[1,2,4]	$1,594,900
74,673	Annaly Capital Management, Inc. - Series F, 10.585% (3-Month USD Libor + 499.3 basis points)[1,2,4,5]	1,877,279
25,547	Annaly Capital Management, Inc. - Series G, 9.764% (3-Month USD Libor + 417.2 basis points)[2,4,5]	631,011
32,290	Annaly Capital Management, Inc. - Series I, 6.750% (3-Month USD Libor + 498.9 basis points)[1,2,4,5]	784,324
43,350	Arbor Realty Trust, Inc. - Series D, 6.375%[1,2,4]	765,128
64,094	Arbor Realty Trust, Inc. - Series E, 6.250%[1,2,4]	1,131,259
54,254	Arbor Realty Trust, Inc. - Series F, 6.250% (3-Month Term SOFR + 544 basis points)[1,2,4,5]	1,019,975
99,948	Armada Hoffler Properties, Inc. - Series A, 6.750%[1,2,4]	2,398,752
17,046	Centerspace - Series C, 6.625%[1,2,4]	419,161
67,175	Chatham Lodging Trust - Series A, 6.625%[1,2,4]	1,479,865
34,183	Chimera Investment Corp. - Series A, 8.000%[1,2,4]	721,261
60,224	Chimera Investment Corp. - Series C, 7.750% (3-Month USD Libor + 474.3 basis points)[1,2,4,5]	1,198,458
67,022	Chimera Investment Corp. - Series D, 8.000% (3-Month USD Libor + 537.9 basis points)[2,4,5]	1,562,283
65,305	CorEnergy Infrastructure Trust, Inc., 7.375%*,2,4	158,038
38,292	CTO Realty Growth, Inc. - Series A, 6.375%[1,2,4]	769,669
64,379	DiamondRock Hospitality Co. - Series A, 8.250%[1,2,4]	1,622,351
81,990	EPR Properties - Series G, 5.750%[1,2,4]	1,705,392
33,861	Franklin BSP Realty Trust, Inc. - Series E, 7.500%[1,2,4]	698,891
51,512	Global Net Lease, Inc. - Series A, 7.250%[1,2,4]	1,132,749
49,338	Global Net Lease, Inc. - Series B, 6.875%[2,4]	1,024,257
121,659	KKR Real Estate Finance Trust, Inc. - Series A, 6.500%[1,2,4]	2,208,111
49,537	National Storage Affiliates Trust - Series A, 6.000%[1,2,4]	1,171,055
54,092	Pebblebrook Hotel Trust - Series E, 6.375%[1,2,4]	1,170,010
73,415	Pebblebrook Hotel Trust - Series F, 6.300%[1,2,4]	1,597,510
73,142	Pebblebrook Hotel Trust - Series G, 6.375%[1,2,4]	1,544,028
80,845	Pebblebrook Hotel Trust - Series H, 5.700%[1,2,4]	1,528,779
16,659	PennyMac Mortgage Investment Trust - Series B, 8.000% (3-Month USD Libor + 0.00 basis points)[1,2,4,5]	393,819
67,000	PennyMac Mortgage Investment Trust - Series C, 6.750%[2,4]	1,310,520
23,163	Rithm Capital Corp. - Series B, 7.125% (3-Month USD Libor + 564 basis points)[1,2,4,5]	533,907
66,471	Rithm Capital Corp. - Series C, 6.375% (3-Month USD Libor + 496.9 basis points)[1,2,4,5]	1,397,885
143,432	RLJ Lodging Trust - Series A, 1.950%[1,4,6]	3,592,972
11,056	RPT Realty - Series D, 7.250%[1,4,6]	631,629
34,765	SL Green Realty Corp. - Series I, 6.500%[1,2,4]	733,194
52,665	Summit Hotel Properties, Inc. - Series E, 6.250%[1,2,4]	1,145,990
108,347	Summit Hotel Properties, Inc. - Series F, 5.875%[1,2,4]	2,264,452
66,121	Sunstone Hotel Investors, Inc. - Series H, 6.125%[1,2,4]	1,438,132

AXS Income Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2023 (Unaudited)

Number of Shares		Value
	PREFERRED STOCKS (Continued)
	REITS (Continued)
70,000	Sunstone Hotel Investors, Inc. - Series I, 5.700%[1,2,4]	$1,484,000
53,019	TPG RE Finance Trust, Inc. - Series C, 6.250%[1,2,4]	811,191
34,000	UMH Properties, Inc. - Series D, 6.375%[1,2,4]	765,000
68,215	Vornado Realty Trust - Series O, 4.450%[1,2,4]	925,678
		53,247,306
	TELECOMMUNICATIONS — 5.4%
31,663	DigitalBridge Group, Inc. - Series H, 7.125%[1,2,4]	728,882
51,221	DigitalBridge Group, Inc. - Series I, 7.150%[1,2,4]	1,188,327
72,976	DigitalBridge Group, Inc. - Series J, 7.125%[1,2,4]	1,675,529
		3,592,738
	TOTAL PREFERRED STOCKS
	(Cost $66,530,379)	59,076,476
	SHORT-TERM INVESTMENTS — 1.7%
1,124,609	Goldman Sachs Financial Square Government Fund - Institutional Shares, 5.17%[1,7]	1,124,609
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,124,609)	1,124,609
	TOTAL INVESTMENTS — 111.3%
	(Cost $81,025,632)	73,597,400
	Liabilities in Excess of Other Assets — (11.3)%	(7,448,427)
	TOTAL NET ASSETS — 100.0%	$66,148,973

REIT – Real Estate Investment Trusts

*Non-income producing security.
[1]All or a portion of the security is segregated as collateral for line of credit borrowings. As of December 31, 2023, the aggregate value of those securities was $40,740,491, representing 61.6% of net assets.
[2]Callable.
[3]Foreign security denominated in U.S. Dollars.
[4]Perpetual security. Maturity date is not applicable.
[5]Variable rate security.
[6]Convertible security.
[7]The rate is the annualized seven-day yield at period end.